EXCELSIOR HEDGE FUND OF FUNDS I, LLC
Financial Statements
with Report of Independent Auditors
Year ended March 31, 2003

                      Excelsior Hedge Fund Of Funds I, LLC
                              Financial Statements






                            Year ended March 31, 2003







                                    Contents

Report of Independent Auditors.......................................  1

Statement of Assets, Liabilities and Members' Equity - Net Assets....  2

Statement of Operations..............................................  3

Statements of Changes in Members' Equity - Net Assets................  4

Statement of Cash Flows..............................................  5

Notes to Financial Statements........................................  6

                         Report of Independent Auditors


To the Members and Board of Managers of Excelsior Hedge Fund of Funds I, LLC

We have audited the accompanying statement of assets, liabilities and members' equity - net assets of Excelsior Hedge Fund of Funds I, LLC (the "Company") as of March 31, 2003, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' equity - net assets for the two years ended March 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2003, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Excelsior Hedge Fund of Funds I, LLC at March 31, 2003, the results of its operations and its cash flows for the year then ended, and changes in its members' equity - net assets for the two years ended March 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                                Ernst & Young LLP

New York, New York
May 27, 2003


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                                            Excelsior Hedge Fund of Funds I, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                                  March 31, 2003

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ASSETS

Investments in investment funds, at fair value (cost $122,948,954) $129,910,699
Cash and cash equivalents                                             6,263,073
Other assets                                                             27,317
--------------------------------------------------------------------------------

Total Assets                                                        136,201,089
--------------------------------------------------------------------------------

LIABILITIES

  Payable for member interests repurchased                              550,455
  Due to advisor                                                        507,207
  Professional fees payable                                              60,000
  Board of Managers' fees                                                13,125
  Administration fees payable                                            33,785
--------------------------------------------------------------------------------

Total Liabilities                                                     1,164,572
--------------------------------------------------------------------------------

Net Assets                                                         $135,036,517
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                      $128,074,772
  Accumulated net unrealized appreciation on investments              6,961,745
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                       $135,036,517
--------------------------------------------------------------------------------





  The accompanying notes are an integral part of these financial statements.



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                                            Excelsior Hedge Fund of Funds I, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------
                                                       Year ended March 31, 2003

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INVESTMENT INCOME

Interest                                                           $     39,199
--------------------------------------------------------------------------------

Total Investment Income                                                  39,199
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                        1,709,640
Professional fees                                                       199,036
Administration fees                                                     113,974
Board of Managers' fees and expenses                                     55,500
Miscellaneous                                                            39,280
--------------------------------------------------------------------------------

Total Operating Expenses                                              2,117,430
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,078,231)
--------------------------------------------------------------------------------

REALIZED LOSS AND UNREALIZED GAIN FROM INVESTMENTS

Realized loss from investments                                         (275,839)
Change in net unrealized appreciation from investments                  601,913
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                       326,074
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                          $ (1,752,157)
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  The accompanying notes are an integral part of these financial statements.

                                            Excelsior Hedge Fund of Funds I, LLC
                           Statements of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                         Year ended March 31,

                                                          2003          2002
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                $  (2,078,231)  $ (1,133,486)
Realized loss from investments                          (275,839)             -
Change in net unrealized appreciation from investments   601,913      5,271,033
--------------------------------------------------------------------------------

(Decrease)/Increase in Members' Equity - Net Assets
                 Derived from Operations              (1,752,157)     4,137,547
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                                  71,099,576     50,873,000
Member interests repurchased                          (9,965,976)      (465,435)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
           Derived From Capital Transactions          61,133,600     50,407,565
--------------------------------------------------------------------------------

Net increase in Members' Equity - Net Assets          59,381,443     54,545,112

MEMBERS' EQUITY - NET ASSETS
        AT BEGINNING OF YEAR                          75,655,074     21,109,962
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
        AT END OF YEAR                              $135,036,517  $  75,655,074
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                                            Excelsior Hedge Fund of Funds I, LLC
                                                         Statement of Cash Flows
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                                                       Year ended March 31, 2003

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CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members'equity - net assets
   derived from operations                                        $  (1,752,157)
Adjustments to reconcile net decrease in members'equity -
   net assets derived from operations to net cash used
   in operating activities:
       Increase in investments in investment funds                  (54,100,867)
       Increase in other assets                                         (27,317)
       Decrease in members subscriptions received in advance        (11,355,000)
       Increase in due to advisor                                       136,131
       Increase in payable for members' interest repurchased            503,645
       Increase in Board of Managers' fees                                5,596
       Increase in professional fees payable                                991
       Increase in administration fees payable                           22,217
--------------------------------------------------------------------------------

Net cash used in operating activities                               (66,566,761)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   71,099,576
Payments for member interests repurchased                            (9,965,976)
--------------------------------------------------------------------------------

Net cash provided by financing activities                            61,133,600
--------------------------------------------------------------------------------

Net decrease in cash and cash equivalents                            (5,433,161)
Cash and cash equivalents at beginning of year                       11,696,234
--------------------------------------------------------------------------------

Cash and cash equivalents at end of year                           $  6,263,073
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  The accompanying notes are an integral part of these financial statements.

                                            Excelsior Hedge Fund of Funds I, LLC
                                                   Notes to Financial Statements
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                                                                  March 31, 2003
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1. Organization

Excelsior Hedge Fund of Funds I, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000 and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to maximize capital appreciation. The Company pursues its investment objective principally through a multi-manager multi-strategy program of investment in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Company invests as a limited partner or member along with other investors. Operations of the Company commenced on October 1, 2000.

NCT Opportunities, Inc., a North Carolina corporation, serves as the investment advisor of the Company (the "Advisor"). The Advisor is an indirect wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Managers have engaged the Advisor to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion. The Advisor expects that generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, in June and December. Members can only transfer or assign their Company interests under certain limited circumstances or with the written consent of the Managers, which may be withheld in their sole discretion.

                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2003
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2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Managers and the Advisor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Managers and the Advisor believe that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by or at the direction of the Advisor as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Managers.

The Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds as a return of capital.

b. Company Expenses

The Company will bear certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; the management fee; travel and related expenses of Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2003
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. The Company has a tax year end of December 31.

For the year ended March 31, 2003, the Company reclassified $2,078,231 and $275,839 from accumulated net investment loss and accumulated net realized loss from investments, respectively, to capital subscriptions - net. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

d. Other

Cash and cash equivalents consist of monies invested in a U.S. Trust custody account, which earn interest at money market rates.

Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2003, the employees and affiliates have a combined interest in the Fund of approximately 26.4% of the members' equity.

The Advisor provides certain investment advisory services and incurs travel and other expenses related to the selection and monitoring of investment managers and fees paid to consultants. Further, the Advisor provides certain management and administrative services to the Company including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Advisor a quarterly management fee at an annual rate of 1.5% of the Company's net assets. For the year ended March 31, 2003, the management fee was $1,709,640, of which $507,207 was payable as of March 31, 2003.

                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2003
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3.  Management   Fee,   Related  Party   Transactions   and  Other
(continued)

The Company earned $39,199 of interest income on their cash balances maintained at U.S. Trust Company of North Carolina, an affiliate of the Company. At March 31, 2003, the Partnership had a cash balance of $6,263,073.

Upon admission to the Company, each member pays the Advisor a special one-time fee to offset the Advisor's administrative costs of establishing accounts for investors and reviewing subscription applications and organizational costs (the "New Account Fee") in the amount of $5,000. The Advisor may, in its sole discretion, waive all or a portion of this fee charged to any member that has established multiple related accounts. The New Account Fee does not constitute assets of the Company.

Each Manager, who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses. The company incurred $55,500 of such expense, of which $13,125 is payable.

The company incurred $8,000 in fees for the year ended March 31, 2003 related to custodian services provided by U.S. Trust.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the year ended March 31, 2003, the Company incurred $113,974 in expenses related to such administrative services of which $33,785 is payable as of year end.

Net profits and net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all members as of the last day of the fiscal period in accordance with members' respective investment percentages for the fiscal period, all as defined in the Company's Limited Liability Company Agreement.

4. Securities Transactions

Aggregate purchases and proceeds from sales of Investment Funds for the year ended March 31, 2003, amounted to $69,498,954 and $15,724,160, respectively.

At March 31, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2003, accumulated net unrealized appreciation on investments was $6,961,745, consisting of $9,276,641 gross unrealized appreciation and $2,314,896 gross unrealized depreciation.

                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2003
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5. Investments

As of March 31, 2003, the Company had investments in twenty-five Investment Funds, none of which were related parties. The following table lists the Company's investments in Investment Funds as of March 31, 2003. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from 3 months to 1 year from initial investment.

                                                    Net         Fair   % of Members'
                                                  Income/       Value   Equity - Net
Investment Fund                          Cost   (Loss)-2003   3/31/2003   Assets    Liquidity
-----------------------------------------------------------------------------------------------
Alson Signature Fund I               $5,998,954  $ 256,250  $ 6,255,204    4.63%    Quarterly
Aragon Global Partners (QP), LP       4,500,000   (516,813)   4,037,960    2.99%    Quarterly
Bedford Falls Investors               2,000,000    (99,768)   1,900,232    1.41%    Annually
Chilton New Era Partners, L.P.        3,500,000    (58,524)   3,487,594    2.58%    Annually
Coatue Partners, L.P.                 5,250,000    134,014    5,502,072    4.07%    Quarterly
DMG Legacy Insitutional               5,000,000   (177,119)   4,822,881    3.57%    Quarterly
Durus Life Sciences Fund, LLC         3,500,000     12,299    3,791,114    2.81%    Quarterly
Endicott Partners II                  3,500,000     71,714    3,571,714    2.64%    Semiannually
Foundation Partners                   7,000,000   (327,848)   6,672,152    4.94%    Quarterly
Ivory Capital II, L.P.                        0   (159,735)           0    0.00%    Annually
Jemmco Partners                       5,000,000   (134,777)   4,865,223    3.60%    Quarterly
JL Partners                           4,750,000    (80,899)   4,669,101    3.46%    Annually
JLF Partners                                  0   (227,231)           0    0.00%    Annually
JMG Capital Partners, L.P.            6,750,000  1,410,808    9,329,626    6.91%    Quarterly
K Capital  II, L.P.                   7,000,000    286,411    7,023,106    5.20%    Annually
Midtown Nucleus Fund, L.P.                    0   (204,334)           0    0.00%    Quarterly
Narragansett I, LP                    6,350,000     56,855    6,672,333    4.94%    Annually
Owenoke Associates, L.P.              4,600,000   (264,494)   4,219,278    3.12%    Quarterly
P.A.W. Partners, L.P.                 3,100,000   (190,205)   2,825,862    2.09%    Quarterly
Peninsula Fund, L.P.                  6,150,000    575,454    6,913,523    5.12%    Quarterly
Quaker Capital Partners I, L.P.       6,000,000   (603,966)   5,980,184    4.43%    Annually
Quest Capital Partners                3,000,000   (164,229)   2,835,771    2.10%    Quarterly
SAB Capital Partners, L.P.            5,000,000   (145,150)   5,313,726    3.93%    Annually
Satellite Fund II, L.P.               3,000,000    116,306    3,418,964    2.53%    Annually
Stark Investments Limited Partnership 8,250,000    636,811    9,309,530    6.89%    Annually
Swiftcurrent Partners, L.P.           3,550,000    282,385    4,492,636    3.33%    Annually
Thales Fund, L.P.                             0   (344,406)           0    0.00%    Quarterly
Tonga Partners, L.P.                  4,200,000    367,399    6,182,047    4.58%    Semiannually
Vardon Partners                       6,000,000   (181,134)   5,818,866    4.31%    Annually
<f1>
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

Total                              $122,948,954  $ 326,074  129,910,699   96.20%
                                   =======================
Other assets, less liabilities                                5,125,818    3.80%
                                                          ----------------------
Members' Equity--Net Assets                               $ 135,036,517  100.00%
                                                          ======================

                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2003
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5. Investments (continued)

The Company's investments are summarized below based on the investment objectives of the specific Investment Funds at March 31, 2003.

                   Investment Objective            Fair Value
                  --------------------------------------------

                  Distressed Securities/Arbitrage $ 35,846,681
                  Opportunistic - Long & Short      26,022,642
                  Hedged - Long/Short               32,152,543
                  Sector Funds - Hedged             35,888,833
                                                 -------------
                                                  $129,910,699
                                                 =============

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. However, as a result of the investments by the Company as a limited partner, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2003
--------------------------------------------------------------------------------



7. Financial Highlights

The following represents the ratios to average net assets, total return and other supplemental information for the periods indicated:

                                                                October 1, 2000-
                                March 31, 2003   March 31, 2002  March 31, 2001*
                            ----------------------------------------------------
Net assets, end of period       $ 135,036,517     $ 75,655,074     $ 21,109,962
Ratio of net investment loss
     to average net assets ***      (1.88%)           (2.15%)          (1.32%)
Ratio of expenses to average
     net assets ***                  1.92%             2.16%            1.33%
Portfolio turnover                  14.31%               -                -
Total return**                      (1.98%)            6.98%            5.44%




*     Commencement of operations.
** Total return assumes a purchase of an interest in the company on the first day and a sale of interest on the last day of the period.
*** Average net assets is determined using the net assets for each month during the period indicated.

8. Subsequent Events

Effective April 1, 2003, the Company received capital subscriptions from members in the amount of $5,450,000.